Franklin Strategic Mortgage Portfolio
Statement of Investments (unaudited), December 31, 2020
See Notes to Statement of Investments. Quarterly Statements of Investments

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.2%
Equity Real Estate Investment Trusts (REITs) 0.2%
American Homes 4 Rent LP , Senior Note , 4.25% , 2/15/28 .....................
$ 100,000 $ 115,075
Insurance 0.0%
†
a,b
Ambac Assurance Corp. , Sub. Bond , 144A, 5.1% , Perpetual ................... 237 328
b,c
Ambac LSNI LLC , Senior Note , 144A, FRN , 6% , ( 3-month USD LIBOR + 5% ), 2/12/23 869 866
1,194
Total Corporate Bonds (Cost $100,685) ........................................
116,269
U.S. Government and Agency Securities 0.8%
U.S. Treasury Bonds ,
4.75%, 2/15/37 ................................................... 225,000 342,712
4.25%, 11/15/40 ................................................... 131,000 196,530
Total U.S. Government and Agency Securities (Cost $468,086) ....................
539,242
Asset-Backed Securities 5.0%
Diversified Financial Services 4.6%
b
American Homes 4 Rent Trust , 2015-SFR1 , A , 144A, 3.467% , 4/17/52 ...........
144,345 155,329
b
CF Hippolyta LLC , 2020-1 , A1 , 144A, 1.69% , 7/15/60 ........................
114,525 116,970
d
CWABS, Inc. , 2004-1 , M1 , FRN , 0.898% , ( 1-month USD LIBOR + 0.75% ), 3/25/34 ..
28,544 28,484
b
FirstKey Homes Trust , 2020-SFR2 , A , 144A, 1.266% , 10/19/37 .................
150,000 151,086
b,d
Invitation Homes Trust , 2018-SFR4 , A , 144A, FRN , 1.253% , ( 1-month USD LIBOR +
1.1% ), 1/17/38 .................................................... 179,020 180,917
b,e
Mill City Mortgage Loan Trust ,
2016-1, A1, 144A, FRN, 2.5%, 4/25/57 .................................. 39,152 39,571
2018-2, A1, 144A, FRN, 3.5%, 5/25/58 .................................. 132,346 137,833
2018-1, A1, 144A, FRN, 3.25%, 5/25/62 ................................. 96,396 99,839
2018-4, A1B, 144A, FRN, 3.5%, 4/25/66 ................................. 167,433 178,377
b
Progress Residential Trust , 2018-SFR2 , A , 144A, 3.712% , 8/17/35 ..............
200,000 203,746
e
RASC Trust , 2004-KS8 , AI6 , FRN , 4.79% , 9/25/34 ...........................
23 23
b
Towd Point Mortgage Trust ,
e
2015-2, 1A12, 144A, FRN, 2.75%, 11/25/60 .............................. 61,699 61,890
e
2016-1, A1, 144A, FRN, 3.5%, 2/25/55 .................................. 56,338 56,856
e
2016-3, A1, 144A, FRN, 2.25%, 4/25/56 ................................. 80,628 81,513
e
2016-4, A1, 144A, FRN, 2.25%, 7/25/56 ................................. 102,916 104,559
e
2016-5, A1, 144A, FRN, 2.5%, 10/25/56 ................................. 213,910 218,230
e
2017-1, A1, 144A, FRN, 2.75%, 10/25/56 ................................ 166,358 170,584
d
2017-5, A1, 144A, FRN, 0.748%, (1-month USD LIBOR + 0.6%), 2/25/57 ........ 48,260 48,130
e
2017-2, A1, 144A, FRN, 2.75%, 4/25/57 ................................. 44,577 45,626
e
2017-4, A1, 144A, FRN, 2.75%, 6/25/57 ................................. 201,619 209,226
e
2018-1, A1, 144A, FRN, 3%, 1/25/58 ................................... 54,708 56,925
e
2018-2, A1, 144A, FRN, 3.25%, 3/25/58 ................................. 121,617 127,442
e
2019-1, A1, 144A, FRN, 3.75%, 3/25/58 ................................. 211,512 227,559
e
2018-6, A1A, 144A, FRN, 3.75%, 3/25/58 ................................ 99,410 104,905
e
2015-3, A1B, 144A, FRN, 3%, 3/25/54 .................................. 17,669 17,756
e
2017-1, A2, 144A, FRN, 3.5%, 10/25/56 ................................. 165,000 177,998
3,001,374
a a a a a
Thrifts & Mortgage Finance 0.4%
e
Conseco Finance Corp. ,
1998-4, A7, FRN, 6.87%, 4/01/30 ...................................... 18,092 18,487
1998-6, A8, FRN, 6.66%, 6/01/30 ...................................... 22,995 23,255

Franklin Strategic Mortgage Portfolio
Statement of Investments (unaudited)
Quarterly Statements of Investments See Notes to Statement of Investments.

a a
Principal
Amount
a
Value
a a a a a
Asset-Backed Securities
(continued)
Thrifts & Mortgage Finance (continued)
e
Conseco Finance Securitizations Corp. , 2002-2 , M1 , FRN , 7.424% , 3/01/33 .......
$ 195,860 $ 206,727
248,469
a a a a a
Total Asset-Backed Securities (Cost $3,155,706) ................................
3,249,843
Commercial Mortgage-Backed Securities 1.6%
Diversified Financial Services 1.5%
b,f
Anthracite Ltd. , 2004-HY1A , E , 144A, 7.147% , 6/20/41 .......................
1,598,000 24
b,d
BX Commercial Mortgage Trust ,
2020-FOX, A, 144A, FRN, 1.159%, (1-month USD LIBOR + 1%), 11/15/32 ....... 165,000 165,760
2018-IND, A, 144A, FRN, 0.909%, (1-month USD LIBOR + 0.75%), 11/15/35 ..... 55,222 55,330
2019-XL, A, 144A, FRN, 1.079%, (1-month USD LIBOR + 0.92%), 10/15/36 ...... 161,381 162,045
2020-BXLP, A, 144A, FRN, 0.959%, (1-month USD LIBOR + 0.8%), 12/15/36 ..... 199,817 200,349
b,d
Cold Storage Trust , 2020-ICE5 , A , 144A, FRN , 1.059% , ( 1-month USD LIBOR + 0.9% ),
11/15/37 ........................................................ 330,000 332,106
e
Commercial Mortgage Trust , 2006-GG7 , AJ , FRN , 6.012% , 7/10/38 ..............
39,746 35,781
951,395
a a a a a
Thrifts & Mortgage Finance 0.1%
d
FNMA , 2007-1 , NF , FRN , 0.398% , ( 1-month USD LIBOR + 0.25% ), 2/25/37 ........
57,120 57,117
Total Commercial Mortgage-Backed Securities (Cost $1,052,866) .................
1,008,512
Mortgage-Backed Securities 78.0%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 14.7%
FHLMC Gold Pools, 30 Year, 4.5%, 4/01/40 ................................ 332,545 373,582
FHLMC Gold Pools, 30 Year, 5%, 10/01/33 - 2/01/39 ......................... 228,266 262,839
FHLMC Gold Pools, 30 Year, 5.5%, 9/01/33 ................................ 21,420 24,610
FHLMC Gold Pools, 30 Year, 6%, 7/01/28 - 11/01/36 ......................... 66,098 76,986
FHLMC Gold Pools, 30 Year, 6.5%, 11/01/27 - 7/01/32 ........................ 33,877 38,003
FHLMC Gold Pools, 30 Year, 7.5%, 1/01/26 - 3/01/32 ........................ 55,734 58,830
FHLMC Gold Pools, 30 Year, 8%, 7/01/24 - 5/01/30 .......................... 79,686 83,754
FHLMC Gold Pools, 30 Year, 9%, 9/01/30 ................................. 7,145 7,243
FHLMC Gold Pools, 30 Year, 9.5%, 8/01/21 ................................ 48 48
FHLMC Pool, 30 Year, 2.5%, 10/01/50 .................................... 2,085,575 2,213,626
FHLMC Pool, 30 Year, 3%, 2/01/50 ...................................... 503,326 538,921
FHLMC Pool, 30 Year, 3%, 5/01/50 ...................................... 1,327,748 1,423,316
FHLMC Pool, 30 Year, 3%, 8/01/50 ...................................... 913,000 985,693
FHLMC Pool, 30 Year, 3.5%, 7/01/49 ..................................... 1,948,100 2,099,854
FHLMC Pool, 30 Year, 4%, 5/01/50 ...................................... 158,277 172,694
FHLMC Pool, 30 Year, 4.5%, 10/01/48 .................................... 999,123 1,112,313
9,472,312
g
Federal National Mortgage Association (FNMA) Adjustable Rate 1.0%
FNMA, 1.38% - 4.75%, (6-month USD LIBOR +/- MBS Margin), 1/01/22 - 7/01/38 ... 635,794 638,843
638,843
Federal National Mortgage Association (FNMA) Fixed Rate 56.1%
FNMA, 3.5%, 7/01/56 ................................................ 805,479 890,919
FNMA, 15 Year, 2.5%, 3/01/29 ......................................... 462,253 483,050
FNMA, 30 Year, 2.5%, 9/01/50 ......................................... 2,213,667 2,380,691
FNMA, 30 Year, 2.5%, 9/01/50 ......................................... 2,203,229 2,357,026
FNMA, 30 Year, 2.5%, 10/01/50 ......................................... 893,988 953,764
FNMA, 30 Year, 3%, 11/01/48 .......................................... 2,789,473 2,951,197
FNMA, 30 Year, 3%, 9/01/49 ........................................... 451,247 481,499

Franklin Strategic Mortgage Portfolio
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statements of Investments

a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
FNMA, 30 Year, 3%, 9/01/49 ........................................... $ 464,130 $ 495,209
FNMA, 30 Year, 3%, 3/01/50 ........................................... 648,570 684,973
FNMA, 30 Year, 3%, 7/01/50 ........................................... 675,522 710,574
FNMA, 30 Year, 3%, 7/01/50 ........................................... 1,306,965 1,407,621
FNMA, 30 Year, 3.5%, 8/01/49 ......................................... 2,118,805 2,280,854
FNMA, 30 Year, 3.5%, 8/01/49 ......................................... 707,769 758,569
FNMA, 30 Year, 3.5%, 9/01/49 ......................................... 2,030,241 2,171,911
FNMA, 30 Year, 3.5%, 1/01/50 ......................................... 465,680 504,447
FNMA, 30 Year, 3.5%, 2/01/50 ......................................... 438,980 473,723
FNMA, 30 Year, 4%, 11/01/45 .......................................... 3,467,522 3,805,594
FNMA, 30 Year, 4.5%, 11/01/47 ......................................... 967,515 1,075,978
FNMA, 30 Year, 5%, 4/01/34 ........................................... 77,056 85,864
FNMA, 30 Year, 5.5%, 9/01/33 - 11/01/35 ................................. 693,518 799,031
FNMA, 30 Year, 6%, 10/01/34 .......................................... 273,719 326,952
FNMA, 30 Year, 6%, 10/01/34 .......................................... 200,262 240,169
FNMA, 30 Year, 6%, 12/01/23 - 8/01/35 ................................... 214,167 244,116
FNMA, 30 Year, 6.5%, 12/01/27 - 8/01/32 ................................. 338,801 383,697
FNMA, 30 Year, 7.5%, 8/01/25 - 5/01/32 .................................. 13,242 15,613
FNMA, 30 Year, 8%, 1/01/25 - 7/01/31 .................................... 20,392 23,924
FNMA, 30 Year, 8.5%, 11/01/28 ......................................... 2,798 2,804
FNMA, 30 Year, 9%, 8/01/24 - 4/01/25 .................................... 662 722
FNMA, 30 Year, 9.5%, 11/01/21 - 4/01/30 ................................. 23,902 24,442
h
FNMA, Single-family, 15 Year, 1.5%, 1/25/36 ............................... 1,730,000 1,779,885
h
FNMA, Single-family, 15 Year, 2%, 1/25/36 ................................ 4,056,000 4,240,133
h
FNMA, Single-family, 30 Year, 2%, 1/25/51 ................................ 3,036,000 3,153,523
36,188,474
Government National Mortgage Association (GNMA) Fixed Rate 6.2%
GNMA I, 30 Year, 7%, 11/15/29 ......................................... 1,961 2,319
GNMA I, 30 Year, 8%, 11/15/25 - 12/15/26 ................................. 7,220 7,900
GNMA I, Single-family, 30 Year, 6.5%, 1/15/24 - 9/15/32 ...................... 62,679 69,688
GNMA I, Single-family, 30 Year, 7%, 6/15/23 - 2/15/32 ........................ 14,148 14,586
GNMA I, Single-family, 30 Year, 7.5%, 10/15/23 - 10/15/29 ..................... 19,151 20,135
GNMA I, Single-family, 30 Year, 8%, 1/15/22 - 9/15/27 ........................ 3,974 4,083
GNMA I, Single-family, 30 Year, 8.5%, 7/15/24 .............................. 52 52
h
GNMA II, Single-family, 30 Year, 2%, 1/15/51 ............................... 1,098,000 1,148,138
GNMA II, Single-family, 30 Year, 2.5%, 10/20/50 ............................ 994,298 1,053,566
h
GNMA II, Single-family, 30 Year, 2.5%, 1/15/51 ............................. 1,441,000 1,525,265
GNMA II, Single-family, 30 Year, 6.5%, 1/20/26 - 1/20/33 ...................... 95,754 112,147
GNMA II, Single-family, 30 Year, 7.5%, 11/20/22 - 7/20/32 ..................... 54,031 63,238
GNMA II, Single-family, 30 Year, 8%, 8/20/26 ............................... 48 55
GNMA II, Single-family, 30 Year, 9%, 12/20/21 - 3/20/25 ...................... 256 262
4,021,434
Total Mortgage-Backed Securities (Cost $49,208,875) ............................
50,321,063
Residential Mortgage-Backed Securities 9.4%
Capital Markets 0.1%
d
Merrill Lynch Mortgage Investors Trust , 2003-A , 1A , FRN , 0.888% , ( 1-month USD
LIBOR + 0.74% ), 3/25/28 ............................................ 60,142 58,895

Franklin Strategic Mortgage Portfolio
Statement of Investments (unaudited)
Quarterly Statements of Investments See Notes to Statement of Investments.

a a
Principal
Amount
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Diversified Financial Services 2.1%
d
American Home Mortgage Investment Trust , 2005-1 , 6A , FRN , 2.254% , ( 6-month USD
LIBOR + 2% ), 6/25/45 .............................................. $ 57,390 $ 58,469
b,d
Bellemeade Re Ltd. , 2018-1A , M1B , 144A, FRN , 1.748% , ( 1-month USD LIBOR +
1.6% ), 4/25/28 .................................................... 63,472 63,406
b
BRAVO Residential Funding Trust ,
2019-1, A1C, 144A, 3.5%, 3/25/58 ..................................... 82,958 85,752
e
2019-2, A3, 144A, FRN, 3.5%, 10/25/44 ................................. 105,695 110,825
b
CIM Trust ,
e
2019-INV1, A1, 144A, FRN, 4%, 2/25/49 ................................ 81,272 83,791
d
2019-INV2, A11, 144A, FRN, 1.1%, (1-month USD LIBOR + 0.95%), 5/25/49 ..... 200,812 201,313
e
2019-INV2, A3, 144A, FRN, 4%, 5/25/49 ................................ 126,512 130,469
e
2018-INV1, A4, 144A, FRN, 4%, 8/25/48 ................................ 75,808 78,206
b,e
Citigroup Mortgage Loan Trust , 2013-A , A , 144A, FRN , 3% , 5/25/42 .............
8,605 8,635
b,e
CSMC Trust , 2014-OAK1 , 1A1 , 144A, FRN , 3% , 11/25/29 .....................
68,344 70,092
b,e
Flagstar Mortgage Trust , 2018-6RR , 1A3 , 144A, FRN , 4% , 10/25/48 .............
33,420 33,696
b,e
J.P. Morgan Mortgage Trust , 2013-3 , A3 , 144A, FRN , 3.383% , 7/25/43 ...........
122,017 126,259
b,d
OBX Trust , 2018-1 , A2 , 144A, FRN , 0.798% , ( 1-month USD LIBOR + 0.65% ), 6/25/57
61,770 61,705
b,e
Provident Funding Mortgage Trust ,
2019-1, A3, 144A, FRN, 3%, 12/25/49 .................................. 42,889 43,169
2020-1, A3, 144A, FRN, 3%, 2/25/50 ................................... 50,611 51,196
b,d
Radnor Re Ltd. , 2018-1 , M1 , 144A, FRN , 1.548% , ( 1-month USD LIBOR + 1.4% ),
3/25/28 ......................................................... 5,888 5,887
b,e
Sequoia Mortgage Trust , 2016-2 , A4 , 144A, FRN , 3.5% , 8/25/46 ................
100,564 101,063
b,e
Wells Fargo Mortgage Backed Securities Trust , 2018-1 , A3 , 144A, FRN , 3.5% , 7/25/47
35,765 36,076
1,350,009
a a a a a
Thrifts & Mortgage Finance 7.2%
d
FHLMC Structured Agency Credit Risk Debt Notes ,
2013-DN2, M2, FRN, 4.398%, (1-month USD LIBOR + 4.25%), 11/25/23 ........ 154,350 154,023
2017-DNA1, M2, FRN, 3.398%, (1-month USD LIBOR + 3.25%), 7/25/29 ........ 240,330 247,053
2017-HQA1, M2, FRN, 3.698%, (1-month USD LIBOR + 3.55%), 8/25/29 ........ 212,946 219,533
2017-DNA2, M2, FRN, 3.598%, (1-month USD LIBOR + 3.45%), 10/25/29 ....... 250,000 259,372
2017-DNA3, M2, FRN, 2.648%, (1-month USD LIBOR + 2.5%), 3/25/30 ......... 250,000 254,549
2017-HQA3, M2, FRN, 2.498%, (1-month USD LIBOR + 2.35%), 4/25/30 ........ 182,386 185,821
2014-DN2, M3, FRN, 3.748%, (1-month USD LIBOR + 3.6%), 4/25/24 .......... 243,815 243,057
2014-DN3, M3, FRN, 4.148%, (1-month USD LIBOR + 4%), 8/25/24 ........... 102,845 105,317
2014-HQ1, M3, FRN, 4.248%, (1-month USD LIBOR + 4.1%), 8/25/24 .......... 89,975 91,174
2014-DN4, M3, FRN, 4.698%, (1-month USD LIBOR + 4.55%), 10/25/24 ........ 188,256 193,803
2014-HQ3, M3, FRN, 4.898%, (1-month USD LIBOR + 4.75%), 10/25/24 ........ 66,311 67,176
2015-DN1, M3, FRN, 4.298%, (1-month USD LIBOR + 4.15%), 1/25/25 ......... 35,763 36,161
2015-HQ1, M3, FRN, 3.948%, (1-month USD LIBOR + 3.8%), 3/25/25 .......... 23,511 23,550
2015-HQ2, M3, FRN, 3.398%, (1-month USD LIBOR + 3.25%), 5/25/25 ......... 239,090 244,290
2016-DNA2, M3, FRN, 4.798%, (1-month USD LIBOR + 4.65%), 10/25/28 ....... 174,289 182,116
2016-HQA2, M3, FRN, 5.298%, (1-month USD LIBOR + 5.15%), 11/25/28 ....... 214,892 223,699
d
FNMA Connecticut Avenue Securities ,
2014-C04, 1M2, FRN, 5.048%, (1-month USD LIBOR + 4.9%), 11/25/24 ......... 155,850 160,516
2015-C01, 1M2, FRN, 4.448%, (1-month USD LIBOR + 4.3%), 2/25/25 ......... 212,773 217,763
2016-C04, 1M2, FRN, 4.398%, (1-month USD LIBOR + 4.25%), 1/25/29 ........ 75,947 79,356
2017-C05, 1M2, FRN, 2.348%, (1-month USD LIBOR + 2.2%), 1/25/30 ......... 182,328 182,856
2017-C06, 1M2, FRN, 2.798%, (1-month USD LIBOR + 2.65%), 2/25/30 ........ 186,114 187,378
2014-C02, 2M2, FRN, 2.748%, (1-month USD LIBOR + 2.6%), 5/25/24 ......... 187,189 186,242
2014-C03, 2M2, FRN, 3.048%, (1-month USD LIBOR + 2.9%), 7/25/24 ......... 90,014 90,529
2015-C01, 2M2, FRN, 4.698%, (1-month USD LIBOR + 4.55%), 2/25/25 ........ 40,201 40,916
2016-C05, 2M2, FRN, 4.598%, (1-month USD LIBOR + 4.45%), 1/25/29 ........ 98,761 103,218

Franklin Strategic Mortgage Portfolio
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statements of Investments

a a
Principal
Amount
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Thrifts & Mortgage Finance (continued)
d
FNMA Connecticut Avenue Securities, (continued)
2017-C02, 2M2, FRN, 3.798%, (1-month USD LIBOR + 3.65%), 9/25/29 ........ $ 187,705 $ 192,784
2013-C01, M2, FRN, 5.398%, (1-month USD LIBOR + 5.25%), 10/25/23 ........ 178,707 183,485
2014-C01, M2, FRN, 4.548%, (1-month USD LIBOR + 4.4%), 1/25/24 .......... 174,255 176,274
b
Virginia Housing Development Authority , 2020-A , A , 144A, 2.85% , 12/25/49 ........
92,232 96,180
4,628,191
a a a a a
Total Residential Mortgage-Backed Securities (Cost $6,125,577) ..................
6,037,095
Total Long Term Investments (Cost $60,111,795) ................................
61,272,024
a
a a a a
Short Term Investments 24.7%
U.S. Government and Agency Securities 21.7%
i
U.S. Treasury Bills ,
1/07/21 ......................................................... 4,500,000 4,499,993
3/11/21 ......................................................... 4,755,000 4,754,433
3/25/21 ......................................................... 4,755,000 4,754,313
14,008,739
Total U.S. Government and Agency Securities (Cost $14,008,265) .................
14,008,739
Shares
a
Money Market Funds 3.0%
j,k
Institutional Fiduciary Trust - Money Market Portfolio, 0% ...................... 1,926,210 1,926,210
Total Money Market Funds (Cost $1,926,210) ...................................
1,926,210
Total Short Term Investments (Cost $15,934,475 ) ................................
15,934,949
a
Total Investments (Cost $76,046,270) 119.7% ...................................
$77,206,973
Other Assets, less Liabilities (19.7)% ..........................................
(12,736,835)
Net Assets 100.0% ...........................................................
$64,470,138
†
Rounds to less than 0.1% of net assets.
a
Perpetual security with no stated maturity date.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2020, the aggregate value of these securities was $5,277,395, representing 8.2% of net assets.
c
The coupon rate shown represents the rate at period end.
d
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
e
Adjustable rate security with an interest rate that is not based on a published reference index and spread.  The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
f
Defaulted security or security for which income has been deemed uncollectible.
g
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
h
Security purchased on a to-be-announced (TBA) basis.
i
The security was issued on a discount basis with no stated coupon rate.
j
See Note 6 regarding investments in affiliated management investment companies.
k
The rate shown is the annualized seven-day effective yield at period end.

Franklin Strategic Mortgage Portfolio
Statement of Investments (unaudited)
Quarterly Statements of Investments See Notes to Statement of Investments.

At December 31, 2020, the Fund had the following futures contracts outstanding. See Note . 3
See Abbreviations on page 9 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Short 14 $ 1,933,094 3/22/21 $ (1,347)
U.S. Treasury 10 Year Ultra Notes ................ Long 7 1,094,516 3/22/21 (994)
U.S. Treasury 2 Year Notes ..................... Long 9 1,988,789 3/31/21 1,625
U.S. Treasury 5 Year Notes ..................... Long 16 2,018,625 3/31/21 2,377
U.S. Treasury Long Bonds ..................... Short 12 2,078,250 3/22/21 14,233
U.S. Treasury Ultra Bonds ...................... Short 2 427,125 3/22/21 2,560
Total Futures Contracts ...................................................................... $18,454
*
As of period end.

Franklin Strategic Mortgage Portfolio

Notes to Statement of Investments (unaudited)
1. Organization
Franklin Strategic Mortgage Portfolio (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one fund, Franklin Strategic Mortgage Portfolio (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Derivative financial instruments listed on an exchange are valued at the official closing price of the day.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Derivative Financial Instruments
The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.

Franklin Strategic Mortgage Portfolio
Notes to Statement of Investments (unaudited)

The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.
4. Mortgage Dollar Rolls
The Fund enters into mortgage dollar rolls, typically on a to-be-announced basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity)
securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the
Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
5. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
6. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended December 31, 2020, the Fund held investments in affiliated management investment companies as follows:
7. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Strategic Mortgage Portfolio
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $2,589,379 $3,637,326 $(4,300,495) $— $— $1,926,210 1,926,210 $—
Total Affiliated Securities .... $2,589,379 $3,637,326 $(4,300,495) $— $— $1,926,210 $—
3. Derivative Financial Instruments
(continued)

Franklin Strategic Mortgage Portfolio
Notes to Statement of Investments (unaudited)

Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2020, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
8. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Strategic Mortgage Portfolio
Assets:
Investments in Securities:
a
Corporate Bonds ........................ $ — $ 116,269 $ — $ 116,269
U.S. Government and Agency Securities ....... — 539,242 — 539,242
Asset-Backed Securities .................. — 3,249,843 — 3,249,843
Commercial Mortgage-Backed Securities ...... — 1,008,512 — 1,008,512
Mortgage-Backed Securities ................ — 50,321,063 — 50,321,063
Residential Mortgage-Backed Securities ...... — 6,037,095 — 6,037,095
Short Term Investments ................... 15,934,949 — — 15,934,949
Total Investments in Securities ........... $15,934,949 $61,272,024 $— $77,206,973
Other Financial Instruments:
Futures contracts ........................ $ 20,795 $ — $ — $ 20,795
Total Other Financial Instruments ......... $20,795 $— $— $20,795
Liabilities:
Other Financial Instruments:
Futures contracts ........................ $ 2,341 $ — $ — $ 2,341
$— $— $— $—
a
For detailed categories, see the accompanying Statement of Investments.
Currency
USD
United States Dollar
Selected Portfolio
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
LIBOR
London Inter-Bank Offered Rate
MBS
Mortgage-Backed Security
7. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.